CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME
Income / (loss) for the year	$ 165,635	$ (180,976)	$ (361,893)
Items that will not be reclassified to profit or loss:
Remeasurement of defined benefit obligation	859	28	(188)
Items that may be reclassified to profit or loss:
Share of other comprehensive income / (loss) from associates	43	55	(541)
Currency translation adjustment	91,105	137,719	(31,986)
Other comprehensive income / (loss) from continuing operations for the year, net of income tax	92,007	137,802	(32,715)
Currency translation adjustment from discontinued operations		920	(578)
Other comprehensive income / (loss) from discontinued operations for the year, net of income tax		920	(578)
Other comprehensive income / (loss) for the year	92,007	138,722	(33,293)
Total comprehensive income / (loss) for the year	257,642	(42,254)	(395,186)
Attributable to:
Owners of the parent	239,015	(22,132)	(278,306)
Non-controlling interest	18,627	(20,122)	(116,880)
Total comprehensive income / (loss) for the year	257,642	(42,254)	(395,186)
Total comprehensive income / (loss) for the year attributable to owners of the parent arises from:
Continuing operations	239,015	(1,856)	(273,235)
Discontinued operations		(20,276)	(5,071)
Owners of the parent	$ 239,015	$ (22,132)	$ (278,306)